Debt (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Principal	$ 7,635,800,000.0	$ 7,123,900,000.0
Adjustments	(102,900,000)	(104,300,000)
Total debt	7,532,900,000	7,019,600,000
Less: current portion	(5,500,000)	(10,400,000)
Long-term portion	$ 7,527,400,000	7,009,200,000
Credit facilities: Uncommitted facility [Member]
Debt Instrument [Line Items]
Interest Rate	Variable
Principal	$ 19,000,000.0	0
Adjustments	0	0
Carrying Value	$ 19,000,000	0
Puerto Rico Uncommitted Facility [Member]
Debt Instrument [Line Items]
Interest Rate	Variable
Principal	$ 0	0
Adjustments	0	0
Carrying Value	$ 0	0
Credit facilities: May 2017 [Member]
Debt Instrument [Line Items]
Interest Rate	Variable
Principal	$ 0	0
Adjustments	0	0
Carrying Value	$ 0	0
Credit facilities: June 2019 [Member]
Debt Instrument [Line Items]
Interest Rate	Variable
Principal	$ 0	0
Adjustments	0	0
Carrying Value	0	0
Senior notes: May 2018 [Member]
Debt Instrument [Line Items]
Principal	$ 700,000,000	700,000,000
Interest Rate	3.80%
Adjustments	$ (2,000,000)	(2,800,000)
Carrying Value	698,000,000	697,200,000
Senior notes: September 2019 [Member]
Debt Instrument [Line Items]
Principal	$ 650,000,000	650,000,000.0
Interest Rate	5.50%
Adjustments	$ (4,400,000)	(5,500,000)
Carrying Value	645,600,000	644,500,000
Senior notes: March 2020 [Member]
Debt Instrument [Line Items]
Principal	$ 850,000,000	850,000,000.0
Interest Rate	5.00%
Adjustments	$ (3,400,000)	(4,100,000)
Carrying Value	846,600,000	845,900,000
Senior notes: November 2021 [Member]
Debt Instrument [Line Items]
Principal	$ 600,000,000	600,000,000.0
Interest Rate	5.25%
Adjustments	$ (2,300,000)	(2,700,000)
Carrying Value	597,700,000	597,300,000
Senior notes: June 2022 [Member]
Debt Instrument [Line Items]
Principal	$ 850,000,000	850,000,000
Interest Rate	3.55%
Adjustments	$ (6,500,000)	(7,300,000)
Carrying Value	843,500,000	842,700,000
Senior notes: May 2023 [Member]
Debt Instrument [Line Items]
Principal	$ 550,000,000	550,000,000.0
Interest Rate	4.75%
Adjustments	$ 9,400,000	8,200,000
Carrying Value	559,400,000	558,200,000
Senior notes: March 2025 [Member]
Debt Instrument [Line Items]
Principal	$ 500,000,000	0
Interest Rate	3.20%
Adjustments	$ (6,000,000)	0
Carrying Value	494,000,000	0
Senior notes: March 2035 [Member]
Debt Instrument [Line Items]
Principal	$ 275,700,000.0	275,700,000.0
Interest Rate	6.086%
Adjustments	$ (23,900,000)	(24,600,000)
Carrying Value	251,800,000	251,100,000
Senior notes: March 2040 [Member]
Debt Instrument [Line Items]
Principal	$ 650,000,000.0	650,000,000.0
Interest Rate	6.20%
Adjustments	$ (6,600,000)	(6,700,000)
Carrying Value	643,400,000	643,300,000
Senior notes: May 2041 [Member]
Debt Instrument [Line Items]
Principal	$ 600,000,000.0	600,000,000.0
Interest Rate	5.70%
Adjustments	$ (8,900,000)	(9,000,000)
Carrying Value	591,100,000	591,000,000
Debentures: May 2021 [Member]
Debt Instrument [Line Items]
Principal	$ 35,300,000.0	35,300,000.0
Interest Rate	9.25%
Adjustments	$ (1,400,000)	(1,600,000)
Carrying Value	33,900,000	33,700,000
Debentures: September 2035 [Member]
Debt Instrument [Line Items]
Principal	$ 165,200,000.0	165,300,000.0
Interest Rate	7.40%
Adjustments	$ (39,900,000)	(40,500,000)
Carrying Value	125,300,000	124,800,000
Tax-exempt: 2015 - 2044 [Member]
Debt Instrument [Line Items]
Principal	$ 1,079,100,000.0	1,083,800,000.0
Interest Rate, minimum	4.50%
Interest Rate, maximum	5.625%
Adjustments	$ (7,000,000)	(7,700,000)
Carrying Value	1,072,100,000	1,076,100,000
Other: 2015 - 2046 [Member]
Debt Instrument [Line Items]
Principal	$ 111,500,000.0	113,800,000.0
Interest Rate, minimum	4.00%
Interest Rate, maximum	12.203%
Adjustments	$ 0	0
Carrying Value	$ 111,500,000	$ 113,800,000